Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
May 31, 2025
BAM-NPRT1-0725
1.802182.121
Common Stocks - 97.5%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Webtoon Entertainment Inc (a)	263,200	2,313,528
SINGAPORE - 1.7%
Communication Services - 1.7%
Entertainment - 1.7%
Sea Ltd Class A ADR (a)	187,011	29,990,954
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	68,000	13,145,760
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC ADR (b)	145,500	5,879,655
UNITED STATES - 94.6%
Communication Services - 82.1%
Diversified Telecommunication Services - 0.3%
AT&T Inc	207,900	5,779,620
GCI Liberty Inc Class A (a)(c)	158,132	2
		5,779,622
Entertainment - 30.5%
Electronic Arts Inc	218,700	31,444,686
Liberty Media Corp-Liberty Formula One Class C (a)	350,600	33,843,418
Live Nation Entertainment Inc (a)	249,500	34,228,905
Netflix Inc (a)	95,700	115,531,911
ROBLOX Corp Class A (a)	843,200	73,341,536
Roku Inc Class A (a)	423,402	30,679,709
Spotify Technology SA (a)	13,600	9,045,904
Take-Two Interactive Software Inc (a)	270,200	61,140,856
TKO Group Holdings Inc Class A (b)	139,700	22,046,057
Walt Disney Co/The	755,271	85,375,834
Warner Bros Discovery Inc (a)	3,296,400	32,865,108
		529,543,924
Interactive Media & Services - 45.0%
Alphabet Inc Class A	1,854,100	318,423,134
fuboTV Inc (a)(b)	338,500	1,238,910
Meta Platforms Inc Class A	665,900	431,163,591
Pinterest Inc Class A (a)	423,300	13,168,863
Reddit Inc Class A (a)	157,300	17,672,655
		781,667,153
Media - 6.1%
Charter Communications Inc Class A (a)	114,100	45,214,407
Fox Corp Class A	250,200	13,745,988
Magnite Inc (a)(b)	1,832,752	29,983,823
MNTN Inc Class A	8,700	219,501
Paramount Global Class B (b)	338,500	4,095,850
Trade Desk Inc (The) Class A (a)	169,800	12,772,356
		106,031,925
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	15,100	3,657,220
TOTAL COMMUNICATION SERVICES		1,426,679,844

Consumer Discretionary - 5.2%
Broadline Retail - 4.9%
Amazon.com Inc (a)	416,300	85,345,663
Specialty Retail - 0.3%
Warby Parker Inc Class A (a)	208,453	4,412,950
TOTAL CONSUMER DISCRETIONARY		89,758,613

Information Technology - 7.3%
IT Services - 0.1%
X.Ai Holdings Corp Class A (c)(d)	47,858	1,749,688
Semiconductors & Semiconductor Equipment - 1.2%
Marvell Technology Inc	106,700	6,422,273
NVIDIA Corp	106,300	14,364,319
		20,786,592
Software - 4.3%
Microsoft Corp	125,800	57,913,288
OpenAI Global LLC rights (a)(c)(d)	919,400	1,351,518
Unity Software Inc (a)(b)	569,400	14,849,952
		74,114,758
Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc	149,200	29,966,820
TOTAL INFORMATION TECHNOLOGY		126,617,858

TOTAL UNITED STATES		1,643,056,315
TOTAL COMMON STOCKS (Cost $1,009,249,821)		1,694,386,212

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (c)(d) (Cost $1,660,526)	21,234	1,746,708

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	12,656,373	12,658,904
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	32,502,144	32,505,394
TOTAL MONEY MARKET FUNDS (Cost $45,164,298)			45,164,298

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,056,074,645)	1,741,297,218
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,331,250)
NET ASSETS - 100.0%	1,736,965,968

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,847,914 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $5,755,692.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	9/30/24	919,400

Waymo LLC Series C2	10/18/24	1,660,526

X.Ai Holdings Corp Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,350,021	313,321,507	304,012,624	156,263	-	-	12,658,904	12,656,373	0.0%
Fidelity Securities Lending Cash Central Fund	12,525,119	89,768,121	69,787,846	14,173	-	-	32,505,394	32,502,144	0.1%
Total	15,875,140	403,089,628	373,800,470	170,436	-	-	45,164,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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